LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Roll Forward]
Payments	$ (7,487)	$ (4,255)	$ (1,743)
Analyzed into:
Current portion	3,175	3,563
Non-current portion	44,169	20,039
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1	23,602	2,504
Additions	26,692	23,703
Accretion of interest recognized during the year	1,394	527
Payments	(5,149)	(3,123)
Exchange realignment	805	(9)	(60)
Carrying amount at December 31	47,344	23,602	2,504
Analyzed into:
Current portion	3,175	3,563
Non-current portion	44,169	20,039
Total	$ 47,344	$ 23,602	$ 2,504